Nature of business and organization (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of accompanying consolidated financial statements

Name	Background		Ownership
MC Hologram Inc (“MC”)	-	A Cayman Islands company	100% owned by MicroCloud
	-	Formed on November 10, 2020
	-	Registered capital of USD 50,000
	-	Primarily engages in holographic integrated solutions.

Quantum Edge HK Limited (“Mengyun HK”)	-	A Hong Kong company	100% owned by MC
	-	Formed on November 25, 2020
	-	Registered capital of HK 10,000 (USD 1,290)
	-	A holding company

Beijing Xihuiyun Technology Co., Ltd (“Beijing Xihuiyun”)	-	PRC limited liability company	100% owned by Mengyun HK
	-	Formed on May 11, 2021
	-	Registered capital of RMB 207,048,000 (USD 30,000,000)
	-	A holding company

Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)	-	A PRC limited liability company	81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
	-	Formed on March 24, 2016
	-	Registered capital of RMB 27,000,000 (USD 4,316,665)
	-	Primarily engages in holographic integrated solutions.

Name	Background		Ownership
Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)	-	A PRC limited liability company	100% owned by Shanghai Mengyun
	-	Formed on March 15, 2016
	-	Registered capital of RMB 10,000,000 (USD 1,538,461)
	-	Primarily engages in holographic integrated solutions.

Shenzhen Qianhai Youshi Technology Co., Ltd. (“Qianhai Youshi”)	-	A PRC limited liability company	100% owned by Shanghai Mengyun
	-	Formed on August 14, 2014
	-	Registered capital of RMB 10,000,000 (USD 1,538,461)
	-	Primarily engages in holographic content sales and SDK software services.
	-	Sold on September 30, 2023

Shenzhen Yijia Network Technology Co., Ltd. (“Yijia Network”)	-	A PRC limited liability company	100% owned by Qianhai Youshi
	-	Formed on September 25, 2008
	-	Registered capital of RMB 10,000,000 (USD 1,538,461)
	-	Primarily engages in holographic content sales and SDK software services.
	-	Sold on September 30, 2023

Horgos Youshi Network Technology Co., Ltd. (“Horgos Youshi”)	-	A PRC limited liability company	100% owned by Qianhai Youshi
	-	Formed on November 2, 2020
	-	Registered capital of RMB 10,000,000 (USD 1,538,461)
	-	Primarily engages in holographic content sales and SDK software services.
	-	Sold on September 30, 2023

Horgos Weiyi Software Technology Co., Ltd. (“Horgos Weiyi”)	-	A PRC limited liability company	100% owned by Shenzhen Mengyun
	-	Formed on September 6, 2016
	-	Registered capital of RMB 10,000,000 (USD 1,538,461)
	-	Primarily engages in holographic integrated solutions.

Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)	-	A PRC limited liability company	100% owned by Shenzhen Mengyun
	-	Formed on April 12, 2016
	-	Registered capital of RMB 10,000,000 (USD 1,538,461)
	-	Primarily engages in holographic PCBA solutions.

Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)	-	A Hong Kong company	100% owned by Shenzhen Mengyun
	-	Formed on February 2, 2016
	-	Registered capital of HKD 100,000 (USD 12,882)
	-	Primarily engages in holographic integrated solutions.

Name	Background		Ownership
Shenzhen Tianyuemeng Technology Co., Ltd. (“Shenzhen Tianyuemeng”)	-	A PRC limited liability company	100% owned by Shenzhen Mengyun
	-	Formed on January 6, 2014
	-	Registered capital of RMB 20,000,000 (USD 3,076,922)
	-	Primarily engages in holographic advertising services.
	-	Sold on September 30, 2023

Shenzhen Yunao Hongxiang Technology Co., Ltd. (“Shenzhen Yunao”)	-	A PRC limited liability company	100% owned by Shenzhen Mengyun
	-	Formed on December 3, 2021
	-	Registered capital of RMB 5,000,000 (USD 784,671)
	-	Advertising service
	-	Dissolved on August 11, 2023

Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)	-	A Hong Kong company	100% owned by Shenzhen Bowei
	-	Formed on November 5, 2020
	-	Registered capital of HKD 10,000 (USD 1,288)
	-	No operation

Horgos BroadVision Technology Co., Ltd. (“Horgos Bowei”)	-	A PRC limited liability company	100% owned by Shenzhen Bowei
	-	Formed on November 4, 2020
	-	Registered capital of RMB 1,000,000 (USD 153,846)
	-	Primarily engages in holographic PCBA solutions.

Horgos Tianyuemeng Technology Co., Ltd. (“Horgos Tianyuemeng”)	-	A PRC limited liability company	100% owned by Shenzhen Tianyuemeng
	-	Formed on October 23, 2020
	-	Registered capital of RMB 1,000,000 (USD 153,846)
	-	Primarily engages in SDK software services.
	-	Sold on September 30, 2023

Horgos Tianyuemeng Technology Co., Ltd.-Shenzhen Branch (“Horgos Tianyuemeng-SZ”)	-	A PRC limited liability company	100% owned by Horgos Tianyuemeng
	-	Formed on March 19, 2021
	-	Registered capital of RMB 1,000,000 (USD 153,846)
	-	No operation
	-	Dissolved on December 10, 2021

Ocean Cloud Technology Co., Limited. (“Ocean HK”)	-	A Hong Kong company	56% owned by Mcloudvr HK
	-	Formed on November 4, 2021
	-	Registered capital of HKD 10,000 (USD 1,288)
	-	No operation

Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)	-	A PRC limited liability company	100% owned by Ocean HK
	-	Formed on December 3, 2021
	-	Registered capital of RMB 50,000,000 (USD 7,846,707)
	-	No operation

Name	Background		Ownership
Shenzhen Tata Mutual Entertainment Information Technology Co., Ltd. (“Shenzhen Tata”)	-	A PRC limited liability company	100% owned by Shenzhen Haiyun
	-	Formed on January 16, 2020
	-	Disposed on June 30, 2022
	-	Registered capital of RMB 5,000,000 (USD 784,671)

Shenzhen Youmi Technology Co., Ltd. (“Shenzhen Youmi”)	-	A PRC limited liability company	100% owned by Shenzhen Haiyun
	-	Formed on March 17, 2022
	-	Registered capital of RMB 5,000,000 (USD 784,671)
	-	Game promotion and advertising service
	-	Disposed on May 31, 2023

Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushi”)	-	A PRC limited liability company	100% owned by Shenzhen Haiyun
	-	Formed on February 18, 2022
	-	Registered capital of RMB 5,000,000 (USD 784,671)
	-	Advertising service

Horgos Tata Mutual Entertainment Information Technology Co., Ltd. (“Horgos Tata”)	-	A PRC limited liability company	100% owned by Shenzhen Tata
	-	Formed on March 22, 2022
	-	Sold on June 30, 2022
	-	Registered capital of RMB 5,000,000 (USD 784,671)
	-	Game promotion service

Horgos Youmi Technology Co., Ltd. (“Horgos Youmi”)	-	A PRC limited liability company	100% owned by Shenzhen Youmi
	-	Formed on January 29, 2022
	-	Registered capital of RMB 5,000,000 (USD 784,671)
	-	Advertising service
	-	Disposed on May 31, 2023

Horgos Yushian Technology Co., Ltd. (“Horgos Yushi”)	-	A PRC limited liability company	100% owned by Shenzhen Yushi
	-	Formed on March 24, 2022
	-	Registered capital of RMB 5,000,000 (USD 784,671)
	-	Advertising service
	-	Dissolved on December 18, 2023

Kashgar Youshi Information Technology Co., Ltd. (“Kashgar Youshi”)	-	A PRC limited liability company	100% owned by Qianhai Youshi
	-	Formed on May 5, 2016
	-	Registered capital of RMB 5,000,000 (USD 769,230)
	-	Primarily engages in holographic content sales and SDK software services.
	-	Disposed on September 30, 2023

Beijing Weixiaohai Technology Co., Ltd. (“Beijing Weixiaohai”)	-	A PRC limited liability company	100% owned by Shenzhen Haiyun
	-	Formed on April 17, 2019
	-	Registered capital of RMB 8,000,000 (USD 1,124,622)
	-	Primarily engages in Advertising service.
	-	Disposed on October 1, 2022